Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Schedule of accounts payable and accrued liabilities

	At December 31	At December 31
(in thousands)	2024	2023

Trade payables	$13,289	$5,037
Payables in MLJV and MWJV	7,007	4,843
Other payables	1,037	942
	$21,333	$10,822